Condensed Consolidated Statements of Cash Flows (Q2) - USD ($)		6 Months Ended		12 Months Ended
	May 06, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash Flow from Operating Activities
Net loss		$ (164,286,000)	$ (2,400,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		45,000	7,000
Stock-based compensation expense		4,212,000	0
Non-cash lease expense		2,000	0
Change in fair value of derivative liability		193,000	0
Loss on acquisition		149,988,000	0
Other		(4,000)	0
(Increase) decrease in operating assets
Accounts receivable		(27,000)	(50,000)
Inventories		42,000	(296,000)
Prepaid expenses and other assets		(466,000)	48,000
Change in operating lease right of use asset		(457,000)	0
(Decrease) increase in current liabilities
Accounts payable		(32,000)	530,000
Accrued liabilities		1,600,000	76,000
Deferred revenue		252,000	68,000
Deferred rent		0	(9,000)
Change in lease liability		457,000	0
Net cash used in operating activities - continuing operations		(8,481,000)	(2,026,000)
Cash Provided by (Used in) Investing Activities
Cash spent for Acquisition of fixed assets (Office Furniture)		(4,000)	(31,000)
Cash acquired in merger		1,955,000	0
Security deposits paid		(81,000)	0
Cash Provided by (Used in) Investing Activities		1,870,000	(31,000)
Cash Provided by Financing Activities
Repayment of advance		(1,899,000)	0
Proceeds from private placement of Series A Preferred Units		150,000	0
Proceeds from private issuance of public equity		15,676,000	0
Payment of old debt		(6,200,000)	0
Proceeds from the issuance of debt		6,200,000	2,013,000
Cash Provided by Financing Activities		13,927,000	2,013,000
Net Changes in Cash, Cash Equivalents and Restricted Cash		7,316,000	(44,000)
Total Cash, Cash Equivalents and Restricted Cash, Beginning of Period		3,946,000	157,000	$ 157,000
Total Cash, Cash Equivalents and Restricted Cash, End of Period		11,262,000	113,000	3,946,000
Current Assets
Accounts receivable, net	$ 30,000
Inventories, net	193,000
Prepaid expenses and other current assets	399,000
Total Current Assets	622,000
Intangible Assets	986,000
Other assets	74,000
Total Assets	1,682,000
Current Liabilities
Accounts payable	(1,814,000)
Accrued liabilities	(325,000)
Total Current Liabilities	(2,139,000)
Warrant derivative liability	(2,111,000)
Total Liabilities	(4,250,000)
Redeemable Series E Preferred Stock	$ 20,059,000
Right of Use asset recorded upon adoption of ASC 842				477,000
Lease liability recorded upon adoption of ASC 842				$ (489,000)
Income taxes paid		0	0
Cash interest paid		$ 123,000	$ 66,000